Shareholder's capital - Performance Stock Units (Detail) - Performance and restricted share units - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of awards
Beginning balance (in shares)	1,392,132	955,028
Granted, including dividends (in shares)	1,471,442	791,524
Exercised (in shares)	(344,340)	(285,551)
Forfeited (in shares)	(107,191)	(68,869)
Ending balance (in shares)	2,412,043	1,392,132	955,028
Exercisable (in shares)	743,787
Weighted average grant-date fair value
Beginning balance (CAD per share)	$ 12.75	$ 12.30
Granted, including dividends (CAD per share)	14.69	12.41
Exercised (CAD per share)	11.55	10.02
Forfeited (CAD per share)	13.84	13.02
Ending balance (CAD per share)	14.00	$ 12.75	$ 12.30
Exercisable (CAD per share)	$ 13.21
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 10 months 9 days	1 year 7 months 6 days	1 year 10 months 2 days
Granted, including dividends, Weighted average remaining contractual term	2 years	2 years
Outstanding, aggregate intrinsic value	$ 44,309	$ 19,114	$ 13,428
Granted, including dividends, aggregate intrinsic value	16,302	10,098
Exercised, aggregate intrinsic value	5,148	3,691
Forfeited, aggregate intrinsic value	0	$ 0
Exercisable, aggregate intrinsic value	$ 13,663